NON-CONTROLLING INTEREST	12 Months Ended
Aug. 31, 2021
Non controlling Interests [Abstract]
NON-CONTROLLING INTEREST [Text Block]

9. NON-CONTROLLING INTEREST

The table below shows details of non-wholly owned subsidiaries of the Group that have material non-controlling interests:

Company	Proportion of ownership and voting rights held by non-controlling interests		Loss allocated to non-controlling interests		Accumulated non-controlling interests
	2021	2020	2021	2020	2021	2020
Mnombo Wethu Consultants (Pty) Limited	50.1%	50.1%	-	-	7,445	7,064
Waterberg JV Co1	63.05%	63.05%	-	-	10,140	9,062
				Total	$17,585	$16,126

[1]Includes the 26% owned by Mnombo